Pensions and other postretirement benefits (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of allocation of plan assets
Actual asset allocation

		Actual plan asset allocation
Asset Categories	Policy	2025	2024
Cash and short-term investments	2%	1%	1%
Bonds	46%	48%	47%
Emerging market debt	2%	2%	2%
Private debt	3%	4%	5%
Equities	32%	35%	30%
Real estate	4%	3%	3%
Resource and royalties	6%	8%	7%
Infrastructure	5%	3%	4%
Specialty portfolio	—%	—%	2%
Absolute return	12%	15%	15%
Funding	(12%)	(19%)	(16%)
Total	100%	100%	100%

Schedule of Fair value of plan assets by class
Fair value of plan assets by asset class

	Fair value measurements at December 31, 2025
In millions	Total	Level 1	Level 2	Level 3	NAV
Cash and short-term investments (1)	$158	$46	$112	$—	$—
Bonds (2)
Canada, U.S. and supranational	266	—	266	—	—
Provinces of Canada and municipalities	6,384	—	6,384	—	—
Corporate	2,308	—	2,308	—	—
Emerging market debt (3)	380	—	380	—	—
Private debt (4)	799	—	—	—	799
Public equities (5)
Canadian	287	287	—	—	—
U.S.	3,325	3,325	—	—	—
International	2,180	2,180	—	—	—
Private equities (6)	766	—	—	—	766
Real estate (7)	494	—	—	213	281
Resource and royalties (8)	1,399	411	—	988	—
Infrastructure (9)	521	—	—	—	521
Absolute return funds (10)
Multi-strategy	1,391	—	—	—	1,391
Fixed income	65	—	—	—	65
Equity	460	—	—	—	460
Global macro	859	—	—	—	859
Derivative assets (11)	102	10	92	—	—
Derivative liabilities (11)	(39)	—	(39)	—	—
Total investments	$22,105	$6,259	$9,503	$1,201	$5,142
Investment-related liabilities (12)	(3,619)
Other (13)	103
Total plan assets	$18,589

Level 1: Fair value based on quoted prices in active markets for identical assets.
Level 2: Fair value based on other significant observable inputs.
Level 3: Fair value based on significant unobservable inputs.
NAV: Investments measured at net asset value as a practical expedient.
Footnotes to the tables follow on the following page.

	Fair value measurements at December 31, 2024
In millions	Total	Level 1	Level 2	Level 3	NAV
Cash and short-term investments (1)	$186	$61	$125	$—	$—
Bonds (2)
Canada, U.S. and supranational	76	—	76	—	—
Provinces of Canada and municipalities	6,337	—	6,337	—	—
Corporate	2,278	—	2,278	—	—
Emerging market debt (3)	380	—	380	—	—
Private debt (4)	950	—	—	—	950
Public equities (5)
Canadian	245	245	—	—	—
U.S.	2,581	2,581	—	—	—
International	2,334	2,334	—	—	—
Private equities (6)	738	—	—	—	738
Real estate (7)	519	—	—	238	281
Resource and royalties (8)	1,324	311	66	947	—
Infrastructure (9)	653	—	—	—	653
Absolute return funds (10)
Multi-strategy	1,357	—	—	—	1,357
Fixed income	71	—	—	—	71
Equity	511	—	—	—	511
Global macro	858	—	—	—	858
Derivative assets (11)	87	12	75	—	—
Derivative liabilities (11)	(183)	—	(183)	—	—
Total investments	$21,302	$5,544	$9,154	$1,185	$5,419
Investment-related liabilities (12)	(2,960)
Other (13)	93
Total plan assets	$18,435

Level 1: Fair value based on quoted prices in active markets for identical assets.
Level 2: Fair value based on other significant observable inputs.
Level 3: Fair value based on significant unobservable inputs.
NAV: Investments measured at net asset value as a practical expedient.
Footnotes to the tables follow on the following page.
Reconciliation of the fair value of investments categorized as Level 3
Fair value of investments classified as Level 3

	Fair value measurements based on significant unobservable inputs (Level 3)
In millions	Real estate (7)	Resource and royalties (8)	Total
Balance at December 31, 2023	$252	$915	$1,167
Actual return relating to assets still held at the reporting date	7	53	60
Purchases	1	69	70
Sales	(6)	—	(6)
Disbursements	(16)	(90)	(106)
Balance at December 31, 2024	238	947	1,185
Actual return relating to assets still held at the reporting date	(17)	61	44
Purchases	—	138	138
Disbursements	(8)	(158)	(166)
Balance at December 31, 2025	$213	$988	$1,201

Footnotes to the tables follow on the following page.
(1)Cash and short-term investments with related accrued interest are valued at cost, which approximates fair value, and are categorized as Level 1 and Level 2 respectively.
(2)Bonds are valued using mid-market prices obtained from independent pricing data suppliers.
(3)Emerging market debt funds are valued based on the net asset value which is readily available and published by each fund's independent administrator.
(4)Private debt investments are valued based on the net asset value as reported by each fund's manager, generally based on the present value of future net cash flows using current market yields for comparable instruments. In 2025, $nil (2024 - $45 million) of private debt investments are included as part of the specialty portfolio strategy.
(5)The fair value of public equity investments is based on quoted prices in active markets.
(6)Private equity investments are valued based on the net asset value as reported by each fund's manager, generally using discounted cash flow analysis or earnings multiples. In 2025, $nil (2024 - $338 million) of private equity investments are included as part of the specialty portfolio strategy.
(7)The fair value of real estate investments categorized as Level 3 includes immovable properties. Land is valued based on the fair value of comparable assets, and income producing properties are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of all immovable properties are performed triennially on a rotational basis. The fair value of real estate investments categorized as NAV consists mainly of investments in real estate private equity funds and is based on the net asset value as reported by each fund's manager, generally using a discounted cash flow analysis or earnings multiples.
(8)Resource and royalties investments categorized as Level 1 are valued based on quoted prices in active markets. Almost all of the investments in resource and royalties categorized as Level 3 consist of operating resource and royalties properties and the fair value is based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. Estimated future net cash flows are based on forecasted oil, gas or other commodity prices and future projected annual production and costs.
(9)The fair value of infrastructure funds categorized as NAV is based on the net asset value as reported by each fund's manager, generally using a discounted cash flow analysis or earnings multiples.
(10)Absolute return investments are valued using the net asset value as reported by each fund's independent administrator. All absolute return investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days.
(11)Derivative assets and liabilities are valued using quoted market prices when available and are categorized as Level 1, or based on valuation techniques using market data when quoted market prices are not available and are categorized as Level 2. Derivative financial instruments are now segregated by type rather than by asset category to reflect the instrument's primary underlying risk exposure. Consequently, the 2024 figures have also been reclassified to conform to the current year's presentation, including reclassifying derivative assets and liabilities as separate line items in the fair value of plan assets by asset class table above and removing the corresponding amounts from the related asset categories. The following table presents the fair value asset/unrealized gain or liability/unrealized loss positions and notional values as at December 31, 2025 and 2024:

	Year ended December 31, 2025			Year ended December 31, 2024
	Notional value (a)	Fair value		Notional value (a)	Fair value
In millions		Asset/unrealized gain	Liability/unrealized loss		Asset/unrealized gain	Liability/unrealized loss
Interest rate
Futures contracts	$259	$—	$—	$320	$—	$—
Bond forwards (b)	57	4	(5)	51	2	(2)
Bond swaps	464	1	(3)	353	11	(1)
Credit default swaps	552	—	(12)	288	—	(6)
Foreign exchange
Forward contracts	5,343	63	(3)	4,894	37	(139)
Futures contracts	—	—	—	30	—	—
Options purchased	299	6	(1)	286	9	—
Options written	81	—	(1)	196	—	(5)
Equity
Futures contracts	183	—	—	166	1	—
Options purchased	31	10	—	48	12	—
Options written	2	—	—	—	—	—
Swaps	1,430	16	(14)	2,062	14	(23)
Commodity
Futures contracts	3	—	—	—	—	—
Index swaps	195	2	—	144	1	(1)
Swaps	—	—	—	37	—	(6)
Total	$8,899	$102	$(39)	$8,875	$87	$(183)
(a) Notional value represents the contractual amount to which a rate or price is applied in order to calculate the exchange of cash flows under derivative contracts. Notional values are also the basis upon which the returns from, and the fair value of, the contracts is determined. It does not necessarily represent the future cash flows to be exchanged nor does it indicate the exposure to market or credit risks.
(b) Bond forwards include $154 million (2024 - $135 million) of notional value of bond forward short positions with $4 million of assets (2024 - $1 million) and $nil of liabilities (2024 - $nil).
(12)Investment-related liabilities include securities sold under repurchase agreements. The securities sold under repurchase agreements do not meet the conditions to be removed from the assets and are therefore maintained on the books with an offsetting liability recorded to represent the financing nature of this transaction. These agreements are recorded at cost which together with accrued interest approximates fair value due to their short-term nature.
(13)Other consists of operating assets of $170 million (2024 - $164 million) and liabilities of $67 million (2024 - $71 million) required to administer the Trusts' investment assets and the plans' benefits and funding activities. Such assets and liabilities are valued at cost and have not been assigned to a fair value category.
Schedule of derivative instruments included in plan assets	Derivative assets and liabilities are valued using quoted market prices when available and are categorized as Level 1, or based on valuation techniques using market data when quoted market prices are not available and are categorized as Level 2. Derivative financial instruments are now segregated by type rather than by asset category to reflect the instrument's primary underlying risk exposure. Consequently, the 2024 figures have also been reclassified to conform to the current year's presentation, including reclassifying derivative assets and liabilities as separate line items in the fair value of plan assets by asset class table above and removing the corresponding amounts from the related asset categories. The following table presents the fair value asset/unrealized gain or liability/unrealized loss positions and notional values as at December 31, 2025 and 2024:

	Year ended December 31, 2025			Year ended December 31, 2024
	Notional value (a)	Fair value		Notional value (a)	Fair value
In millions		Asset/unrealized gain	Liability/unrealized loss		Asset/unrealized gain	Liability/unrealized loss
Interest rate
Futures contracts	$259	$—	$—	$320	$—	$—
Bond forwards (b)	57	4	(5)	51	2	(2)
Bond swaps	464	1	(3)	353	11	(1)
Credit default swaps	552	—	(12)	288	—	(6)
Foreign exchange
Forward contracts	5,343	63	(3)	4,894	37	(139)
Futures contracts	—	—	—	30	—	—
Options purchased	299	6	(1)	286	9	—
Options written	81	—	(1)	196	—	(5)
Equity
Futures contracts	183	—	—	166	1	—
Options purchased	31	10	—	48	12	—
Options written	2	—	—	—	—	—
Swaps	1,430	16	(14)	2,062	14	(23)
Commodity
Futures contracts	3	—	—	—	—	—
Index swaps	195	2	—	144	1	(1)
Swaps	—	—	—	37	—	(6)
Total	$8,899	$102	$(39)	$8,875	$87	$(183)
(a) Notional value represents the contractual amount to which a rate or price is applied in order to calculate the exchange of cash flows under derivative contracts. Notional values are also the basis upon which the returns from, and the fair value of, the contracts is determined. It does not necessarily represent the future cash flows to be exchanged nor does it indicate the exposure to market or credit risks.
(b) Bond forwards include $154 million (2024 - $135 million) of notional value of bond forward short positions with $4 million of assets (2024 - $1 million) and $nil of liabilities (2024 - $nil).

Schedule of obligations and funded status
Obligations and funded status for defined benefit pension and other postretirement benefit plans

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2025	2024	2025	2024
Change in benefit obligation
Projected benefit obligation at beginning of year		$14,244	$14,755	$143	$145
Interest cost		604	669	6	7
Actuarial loss (gain) on projected benefit obligation (1)		(382)	(319)	(4)	(2)
Current service cost		80	91	1	1
Plan participants' contributions		59	63	—	—
Foreign currency changes		(12)	20	(2)	3
Benefit payments, settlements and transfers		(1,037)	(1,035)	(10)	(11)
Projected benefit obligation at the end of the year (2)		$13,556	$14,244	$134	$143
Component representing future salary increases		(47)	(71)	—	—
Accumulated benefit obligation at end of year		$13,509	$14,173	$134	$143
Change in plan assets
Fair value of plan assets at beginning of year		$18,435	$17,533	$—	$—
Net employer contributions (withdrawals) (3)		(8)	25	—	—
Plan participants' contributions		59	63	—	—
Foreign currency changes		(10)	15	—	—
Actual return on plan assets		1,150	1,834	—	—
Benefit payments, settlements and transfers		(1,037)	(1,035)	—	—
Fair value of plan assets at end of year (2)		$18,589	$18,435	$—	$—
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year		$5,033	$4,191	$(134)	$(143)
(1)The pensions' actuarial gain for the year ended December 31, 2025 was mostly due to a 23 basis point increase in the end of year discount rate. The pensions' actuarial gain for the year ended December 31, 2024 was mostly due to changes in certain demographic-related assumptions including mortality following an experience study conducted during the year.
(2)For the CN Pension Plan, as at December 31, 2025, the projected benefit obligation was $12,603 million (2024 - $13,241 million) and the fair value of plan assets was $17,815 million (2024 - $17,642 million). The measurement date of all plans is December 31.
(3)Withdrawals reflect transfers of assets to fund the Company's contributions related to the defined contribution component of the CN Pension Plan following the merger.
Amounts recognized in the consolidated balance sheet
Amounts recognized in the Consolidated Balance Sheets

		Pensions		Other postretirement benefits
In millions	As at December 31,	2025	2024	2025	2024
Noncurrent assets - Pension asset		$5,362	$4,541	$—	$—
Current liabilities (Note 14)		—	—	(10)	(10)
Noncurrent liabilities - Pension and other postretirement benefits		(329)	(350)	(124)	(133)
Total amount recognized		$5,033	$4,191	$(134)	$(143)

Amounts recognized in accumulated other comprehensive loss
Amounts recognized in Accumulated other comprehensive loss (Note 20)

		Pensions		Other postretirement benefits
In millions	As at December 31,	2025	2024	2025	2024
Net actuarial gain (loss)		$(1,589)	$(2,019)	$24	$26
Prior service credit (cost)		$—	$—	$11	$15

Information for the pension plans with an accumulated benefit obligation in excess of plan assets
Information for defined benefit pension plans with an accumulated benefit obligation in excess of plan assets

		Pensions
In millions	As at December 31,	2025	2024
Accumulated benefit obligation (1)		$434	$456
Fair value of plan assets (1)		$104	$106
(1)    All of the Company's other postretirement benefit pension plans have an accumulated benefit obligation in excess of plan assets.

Information for the pension plans with a projected benefit obligation in excess of plan assets
Information for defined benefit pension plans with a projected benefit obligation in excess of plan assets

		Pensions
In millions	As at December 31,	2025	2024
Projected benefit obligation		$434	$456
Fair value of plan assets		$104	$106

Components of net periodic benefit cost (income)
Components of net periodic benefit cost (income) for defined benefit pension and other postretirement benefit plans

		Pensions			Other postretirement benefits
In millions	Year ended December 31,	2025	2024	2023	2025	2024	2023
Current service cost		$80	$91	$83	$1	$1	$1
Other components of net periodic benefit cost (income)
Interest cost		604	669	703	6	7	7
Expected return on plan assets		(1,160)	(1,182)	(1,186)	—	—	—
Amortization of prior service cost (credit)		—	—	—	(4)	(4)	(3)
Amortization of net actuarial loss (gain)		58	62	7	(6)	(6)	(7)
Total Other components of net periodic benefit cost (income)		$(498)	$(451)	$(476)	$(4)	$(3)	$(3)
Net periodic benefit cost (income)		$(418)	$(360)	$(393)	$(3)	$(2)	$(2)

Weighted-average assumptions used in accounting for pensions and other postretirement benefits
Weighted-average assumptions used in accounting for defined benefit pension and other postretirement benefit plans

	Pensions			Other postretirement benefits
As at December 31,	2025	2024	2023	2025	2024	2023
To determine projected benefit obligation
Discount rate (1)	4.88%	4.65%	4.64%	4.95%	4.85%	4.71%
Rate of compensation increase (2)	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
To determine net periodic benefit cost (income)
Rate to determine current service cost (3)	4.80%	4.62%	5.25%	5.03%	4.73%	5.17%
Rate to determine interest cost (3)	4.30%	4.61%	5.21%	4.52%	4.68%	5.23%
Rate of compensation increase (2)	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Expected return on plan assets (4)	7.10%	7.30%	7.60%	N/A	N/A	N/A
(1)    The Company's discount rate assumption, which is set annually at the end of each year, is determined by management with the aid of third-party actuaries. The discount rate is used to measure the single amount that, if invested at the measurement date in a portfolio of high-quality debt instruments with a rating of AA or better, would provide the necessary cash flows to pay for pension benefits as they become due. For the Canadian pension and other postretirement benefit plans, future expected benefit payments are discounted using spot rates based on a derived AA corporate bond yield curve for each maturity year.
(2)    The rate of compensation increase is determined by the Company based upon its long-term plans for such increases.
(3)    The Company uses the spot rate approach to measure current service cost and interest cost for all defined benefit pension and other postretirement benefit plans. Under the spot rate approach, individual spot discount rates along the same yield curve used in the determination of the projected benefit obligation are applied to the relevant projected cash flows at the relevant maturity.
(4)    The expected long-term rate of return is determined based on expected future performance for each asset class and is weighted based on the investment policy. For 2025, the Company used a long-term rate of return assumption of 7.10% on the market-related value of plan assets to compute net periodic benefit cost (income). The Company has elected to use a market-related value of assets whereby realized and unrealized gains/losses and appreciation/depreciation in the value of investments are recognized over a period of five years, while investment income is recognized immediately. The market-related value is also subject to a corridor approach to not exceed 110% or be less than 90% of the fair value and any amount causing the market-related value to be outside the 10% corridor is recognized immediately in the market-related value of assets. In 2026, the Company will maintain the expected long-term rate of return of 7.10% reflecting management's current view of long-term investment returns.

Estimated future benefit payments	Expected future benefit payments

In millions	Pensions	Other postretirement benefits
2026	$1,032	$10
2027	$1,021	$10
2028	$1,008	$10
2029	$995	$10
2030	$983	$10
Years 2031 to 2035	$4,693	$45